Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Undrawn credit commitments
Letters of credit and guarantees	$ 11,323	$ 12,610
Commitments to extend credit	188,768	184,064
Other		267
Total undrawn credit commitments	200,091	196,941
Letters of credit and guarantees, commitments to customers which had not yet been accepted	9,700	4,900
Undrawn credit commitments related to facilities held for sale	800	0
Parent Entity
Undrawn credit commitments
Letters of credit and guarantees	10,796	12,069
Commitments to extend credit	163,685	159,644
Other		266
Total undrawn credit commitments	$ 174,481	$ 171,979